UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549


FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:  811-21782

Small Cap Value Fund, Inc.
(Exact name of registrant as specified in charter)

8150 N. Central Expressway  #101     Dallas, Texas  75206
(Address of principal executive offices)

Laura S. Adams
8150 N. Central Expressway  #101     Dallas, Texas 75206
(Name and address of agent for service)

Registrants telephone number, including area code:  800-704-6072

Date of fiscal year end:  December 31

Date of Reporting Period:  December 31, 2006


























Item 1.  Report to Shareholders.



SMALL CAP VALUE FUND, INC.



ANNUAL REPORT
DECEMBER 31, 2006




Stock Dividend Fund, Inc.
8150 N. Central Expressway  #101
Dallas, Texas 75206
1-800-704-6072



Dear shareholders of Small Cap Value Fund, Inc.,

The Fund began it?s first full year of investment operations on December 31, 2005 with a Net Asset Value per share of $19.87 and ended December 31, 2006 with a Net Asset Value per share of $24.58, after declaring and distributing a dividend of $0.21 per share, for a total return of 24.76%.

We look forward to our second full year of operation in 2007.


Sincerely,


Laura S. Adams
President













SMALL CAP VALUE FUND, INC.
EXPENSES
DECEMBER 31, 2006

As a shareholder of the Fund you incur ongoing costs including management fees and other operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period to December 31, 2006.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,500 account value divided by $1,000 equals 8.5), then multiply this result by the number in the first line under the heading ?Expenses Paid During Period? to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund?s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund?s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees.
Therefore, the second line of the table is useful in comparing ongoing costs only.

                                                          Expenses Paid
                  Beginning              Ending          During Period*
               Account Value Account Value December 31, 2005, December 31, 2005 December 31, 2006 December 31, 2006
           -----------------       -------------      -----------------

Actual            $  1,000          $ 1,247.60               $  10.67

Hypothetical**    $  1,000          $ 1,040.50               $   9.69

*Expenses are equal to the Fund?s annualized expense ratio of 0.95%, multiplied by the average account value over the period.
** Hypothetical return assumes 5% return before expenses.



SMALL CAP VALUE FUND, INC.
PERFORMANCE SUMMARY

The graph below represents the changes in value for an initial $10,000 investment in the Stock Dividend Fund from its inception(the beginning of investment operations), December 16, 2005 through December 31, 2006. These changes are then compared to a $10,000 investment in the S&P 600 Small Cap Index for the same period. Returns shown include the reinvestment of all dividends. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.



                            Inception     Year End   Year End
                            (12/16/05)    2005       2006
                            ---------     --------   --------
Small Cap Value Fund         $10,000      $ 9,891    $ 12,340
S&P 600 Small Cap Index      $10,000      $ 9,879    $ 11,409




$13,000|
$12,000|                          #        # = Small Cap Value Fund
$11,000|                       *           * = S&P 600 Small Cap Index
$10,000|   #  *        #  *
$ 9,000|__________________________________________________
         (Inception)   2005    2006
         12/16/2005





                      15 Day     Annual     Compounded
                      Return     Return     Average
                      2005       2006       Annual Return
                      ------     ------     -------------
Small Cap Value Fund  (1.09%)    24.76%     22.53
S&P 600 Index         (1.21%)    15.49%     13.58
















SMALL CAP VALUE FUND, INC.
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2006


ASSETS
   Investment securities, at
               value(cost $5,693,652)        $  6,078,210
   Cash                                             4,476
   Accrued interest receivable                          5
   Dividends receivable                             1,306
                                              -----------
              Total assets                      6,083,997
                                              -----------

LABILITIES
   Advisory fees payable                            4,389
   Other liabilities                                    0
                                              -----------
              Total liabilities                     4,389
                                              -----------

NET ASSETS ?
 (Equivalent to $24.58 per
  share based on 247,412 shares
   of common stock issued and outstanding;
   100,000,000 shares authorized,
   $0.001 par value                          $  6,079,608

============

NET ASSETS CONSIST OF:
  Common stock				         $        248
  Paid-in capital                               5,694,802
  Net unrealized appreciation
  of investments                                  384,558

------------
Net assets                                   $  6,079,608
                                             ============
















See accompanying notes to these financial statements.


SMALL CAP VALUE FUND, INC.
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006


DESCRIPTION                                SHARES           VALUE
-----------                                ------       ------------

COMMON STOCKS ? 99.98%

Capital Goods ? 19.01%
   Arkansas Best					   5400	 $   	 194,400
   Georgia Gulf					  10250            197,928
   Louisiana-Pacific				   8500            183,005
   Olympic Steel					   8000            177,840
   Schnitzer Steel Industries			   6237		 247,609
   Symbion						   8380		 155,114
										--------
									     1,155,895
Consumer Discretionary ? 29.23%
   Bebe stores                               4500             89,055
   Cavco Industries				   2231             78,174
   Earthlink					  24450		 173,595
   Furniture Brands International		  12000            194,760
   Jakks Pacific					  11163		 243,800
   Labor Ready				        10017		 183,611
   LoJack						  12300            210,084
   Pier 1 Imports					  30600            182,070
   Polaris Industries                        4210		 197,154
   Tempur-Pudic International			   5100		 104,346
   Universal Technical Institute		   5423		 120,445
                                                            --------
                                                           1,777,095
Consumer Staples ? 15.96%
   Belo	                                 6600            121,242
   Deluxe Corp	                           6200            156,240
   Diamond Foods					   7400            140,674
   Journal Register				  24300            177,390
   Valassis Communications			  12185		 176,683
   Westwood One					  28045            197,998
                                                            --------
                                                             970,226
Energy ? 11.46%
   Hydril						   2680            201,509
   Patterson-UTI Energy				   6350		 147,511
   Pioneer Drilling				  11530            153,118
   Stone Energy					   5500            194,425
										--------
										 696,563
Financial ?	1.28%
   Advance America                           5300             77,645
                                                            --------
                                                              77,645

- Continued -


SMALL CAP VALUE FUND, INC.
SCHEDULE OF INVESTMENTS, continued
DECEMBER 31, 2006


DESCRIPTION                                SHARES           VALUE
-----------                                ------       ------------

Healthcare/Pharmaceutical ? 9.93%
   Amerigroup                                3500            125,615
   Coventry Health Care				   2074            103,804
   Hi-Tech Pharmacal				   7877		  95,863
   Odyssey Healthcare				  14586            193,410
   RehabCare Group				   5740		  85,239
                                                            --------
                                                             603,931
										--------
Technology/Telecommunications ? 13.11%
   DTS Inc.                                  4800      $     116,112
   Emmis Communications				  12780		 105,307
   Innovative Solutions & Support            5300             90,259
   Palm		                          15269            215,140
   PortalPlayer					  20077            270,036
                                                            --------
                                                             796,854
                                                            --------

   Total common stocks (cost $5,693,652)                   6,078,210
										--------
SHORT-TERM INVESTMENTS ? 0.07%
   Schwab Value Advantage Money Fund
        Bears interest at 4.5%			  4,476              4,476
                                                            --------

   Total short-term investments (cost $4,476)                  4,476
                                                            --------

Total investment securities ? 100.05% (cost $5,698,128)    6,082,686

Other assets less liabilities ? (0.05)%                       (3,078)
                                                            --------

Net assets ? 100.00%                                   $   6,079,608
                                                        ============









See accompanying notes to these financial statements.


SMALL CAP VALUE FUND, INC.
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2006



INVESTMENT INCOME:
   Dividends                                             $     50,046
   Interest                                                       786
                                                         ------------
          Total investment income                              50,832

EXPENSES ?
   Advisory fees                                               18,952
                                                         ------------

          Net investment income                                31,880
   ------------

GAINS ON INVESTMENTS ?
   Net realized gain on investments                            20,521
   Net change in unrealized appreciation of securities        402,352
                                                         ------------
        Net realized gain and
           unrealized net appreciation on investments         422,873
------------

   Net increase in net assets resulting from operations  $    454,753
                                                         ============



























See accompanying notes to these financial statements.


SMALL CAP VALUE FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2006 AND PERIOD DECEMBER 16, 2005 (DATE INVESTMENT OPERATIONS COMMENCED) THROUGH DECEMBER 31, 2005

                                                         Period
                                                         Dec. 16, 2005
                                             Year Ended  to
                                      December 31, 2006  Dec. 31, 2005

INCREASE IN NET ASSETS FROM OPERATIONS:
   Net investment income                    $    31,880    $      3,431
   Net realized gain on investments              20,521             121
   Net change in unrealized appreciation
        of securities  			            402,352        (17,795)
          						  -----------    ------------
      Net increase in net assets
          resulting from operations               454,753        (14,243)


DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income                       (31,880)         (3,431)
   Net realized gains                          (20,521)           (121)
                                            -----------    ------------
         Total Distributions                   (52,401)         (3,552)

CAPITAL SHARE TRANSACTIONS - NET              4,656,402       1,038,648
                                            -----------    ------------

TOTAL INCREASE IN NET ASSETS                  5,058,754       1,020,854

NET ASSETS, beginning of period               1,020,854               0
                                            -----------    ------------

NET ASSETS, end of period                $    6,079,608    $  1,020,854
                                            ===========    ============




















See accompanying notes to these financial statements.


SMALL CAP VALUE FUND, INC.
FINANCIAL HIGHLIGHTS


PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH
PERIOD
                                YEAR ENDED        PERIOD ENDED(a)
                               December 31,         December31,
                                      2006                2005
                                  --------           ---------
Net asset value,
  beginning of period             $  19.87           $   20.21
                                  --------           ---------
Income from investment
operations:
  Net investment income               0.35                0.07
  Net realized and unrealized
  gains on investments 		        4.57               (0.34)

                                  --------            ---------
Total income from
  investment operations		        4.92	         (0.27)

Less distributions from:
 Net investment income               (0.13)              (0.07)
 Net realized gains                  (0.08)              (0.00)
                                  --------            ---------
                                     (0.21)              (0.07)

Net asset value,
  end of period                   $  24.58           $   19.87
                                  ========            =========

Total Return                        24.76%               (1.09)%(c)

Net assets, end of period      $ 6,079,608         $ 1,020,854

Ratio of expenses to                  0.85%               0.95%
average monthly net assets (b)

Ratio of net investment income        1.42%              (8.02)%
to average monthly net assets

Portfolio turnover rate(annualized)  24.65%               0.00%


(a)	Calculation of per share data and ratios represents the period from December 16, 2005 (date investment operations commenced)
through December 31, 2005.
(b)	The Fund?s actual expenses are calculated daily at 0.95% of net asset value (NAV).
(c)	Total return has not been annualized for period.



See accompanying notes to these financial statements.


SMALL CAP VALUE FUND, INC.
NOTES TO FINANCIAL STATEMENTS


1.	ORGANIZATION

Small Cap Value Fund, Inc. the ?Fund?) was incorporated in the State of Texas on June 16, 2005 and is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The investment objective of the Fund is to achieve growth by investing primarily in small capitalization common stocks. The Fund had no operations until June 24, 2005, when it sold 7,500 shares of its common stock to its original shareholder, Mrs. Laura S. Adams. Investment operations commenced on December 16, 2005. The effective date of the Fund?s Registration under the Securities Act of 1933 was October 27, 2005.

2.	SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Security Valuation
Securities listed on a national securities exchange or in the over-the-counter market are valued at the last quoted sales price on the day of valuation, or if no quoted sales price was reported on that date, the last quoted bid price. Short-term investments are valued at cost which approximates fair value. Securities for which quotations are not readily available are valued at their estimated fair value as determined in good faith by the Fund?s Board of Directors.

Securities Transactions and Investment Income
Securities transactions are recorded on a trade-date basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Realized gains and losses are determined on a specific identification basis of the securities sold. Unrealized gains and losses resulting from the appreciation and depreciation of securities carrying values are included in the statement of operations.

Distribution of Income and Gains
The Fund declares and pays dividends annually from net investment income and from net realized gains, if any. Distributions from realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.





SMALL CAP VALUE FUND, INC.
NOTES TO FINANCIAL STATEMENTS

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Federal Income Taxes
The Fund?s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income, including any realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

Net investment income (loss), net realized gains (losses) and the cost of investments in securities may differ for financial statement and income tax purposes. The character of distributions from net investment income or net realized gains may differ from their ultimate characterization for income tax purposes. At December 31, 2006, there were no material differences. Also, due to the timing of dividend distributions, the year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

3.	CAPITAL SHARE TRANSACTIONS
Capital Share transactions in the Fund?s $0.001 par value common stock were as follows:
                                            June 24, 2005
                                            (inception) through
 Period from             December 31, 2006    December 31, 2005
                       -------------------  -------------------
                       Shares       Amount  Shares       Amount
Shares sold           193,893   $4,604,001   51,208  $1,035,096
Shares issued in
  reinvestment of
  dividends	          2,132       52,401      179       3,552
                       ------     --------  -------  ----------
Net increase 		  196,025    4,656,402   51,387   1,038,648

Beginning of period    51,387    1,038,648        0           0
                       ------     --------  -------  -----------
End of period         247,412   $5,695,050   51,387  $1,038,648
			======	 =========  =======  ===========

4.	INVESTMENT TRANSACTIONS
The cost of purchases and proceeds from sales of investment securities, excluding short-term investments, aggregated $5,154,433 and $528,663, respectively, for the year ended December 31, 2006. There were no differences between the financial reporting basis and the income tax basis in the cost or net unrealized appreciation (depreciation) of the Fund?s investments as of December 31, 2006.

As of December 31, 2006, the aggregate unrealized appreciation and depreciation of investment securities was as follows:

Unrealized appreciation
$
 605,877
Unrealized depreciation

(221,319)
Net unrealized appreciation
$
384,558



SMALL CAP VALUE FUND, INC.
NOTES TO FINANCIAL STATEMENTS

5.	DISTRIBUTION TO SHAREHOLDERS
On December 31, 2006 a distribution of $0.21 per share aggregating $52,401 was paid to the shareholders of record on that date from net investment income and net realized gains.

6.	ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Fund and the Advisor are under common control and the existence of that control may create operating results and financial position significantly different than if they were autonomous.

The Fund has entered into an agreement with Adams Asset Advisors, LLC (the ?Advisor?) to provide investment advisory services to the Fund. Laura S. Adams is the managing member of the Advisor and is an officer, director and shareholder of the Fund. Under the terms of the agreement, the Fund will pay the Advisor a monthly fee at the annual rate of 0.95% of the Fund?s average daily net assets. The fee is computed daily and payable monthly. The Advisor has contractually agreed to pay all operating expenses of the Fund, except brokerage fees and commissions, interest, taxes and extraordinary expenses.

The Advisor acts as the transfer agent for the Fund.



Proxy Voting Information

Small Cap Value Fund, Inc. management is responsible for exercising the voting rights associated with the securities held by the Fund. A description of our philosophy on fulfilling this responsibility is available without charge, upon request, by calling 1-800-704-6072.























Board of Directors Information

INDEPENDENT DIRECTORS

Name and Age        Position  Term Principal Occupation   Other Public
                                   Past five years        Directorships
------------------- --------  ---- ---------------------  -------------

Vicky L. Hubbard    Director  1 Yr Homemaker since 2000,  Alpha Hedge
Age 47                             Technology Mngr prior  Fund, Stock
                                                          Dividend Fund


Yolawnde F. Malone  Director  1 Yr Tax Mngr-Tolleson      Alpha Hedge
Age 41                             Wealth Mgmt, Self Emp  Fund, Stock
                                   Tax Consultant prior   Dividend Fund

Melissa D. Gordon,  Director  1 Yr Pathologist, North     Alpha Hedge
M.D.                               Dallas Pathology       Fund, Stock
Age 42                                                    Dividend Fund

INTERESTED DIRECTORS

Laura S. Adams      Director, 1 Yr President, Adams       Alpha Hedge
Age 45              President      Asset Advisors and     Fund, Stock
                    Secretary      Index Plus Fund        Dividend Fund
                    Treasurer      since 2002, Private
                                   Investor prior






























Report of Independent Registered Public Accounting Firm

To the Shareholders and
Board of Directors of
Small Cap Value Fund, Inc.

To the Shareholders and
Board of Directors of
Small Cap Value Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Small Cap Value Fund, Inc., including the schedule of investments, as of December 31, 2006, and the related statement of operations for the year ended December 31, 2006, the statements of changes in net assets and the financial highlights for the year ended December 31, 2006 and for the period from December 16, 2005 (the date investment operations commenced) through December 31, 2005. These financial statements and financial highlights are the responsibility of the Fund?s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States of America). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Small Cap Value Fund, Inc. as of December 31, 2006, the results of its operations for the year ended December 31, 2006, the changes in net assets and the financial highlights for the year ended December 31, 2006 and for the period from December 16, 2005 (the date investment operations commenced) through December 31, 2005, in conformity with accounting principles generally accepted in the United States of America.

PMB Helin Donovan, LLP


Austin, Texas
January 26, 2007




















Item 2. Code of Ethics. The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to all officers and employees of the Fund. The registrant has not made any amendments to its code of ethics or granted any waivers or exceptions to the code during the covered period.

Item 3. Audit Committee Financial Expert. The entire Board of Directors, in effect, acts as the audit committee. The Board has two financial experts serving on the Board. Laura Adams and Yolawnde Malone are the financial experts. Mrs. Adams is an ?interested? Director and Mrs. Malone is an ?independent? Director.

Item 4. Principal Accountant fees and services. As part of the Registrants contract with the Investment Advisor of the Fund, the Investment Advisor is responsible for paying all accountant and related audit fees as part of the Advisory fee paid by the Fund.

Item 5. Audit Committee of listed Registrants. (Not applicable for semi-annual reports)

Item 6. Schedule of Investments. Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.  Disclosure of proxy voting policies and procedures for closed-
end management investment companies.   (Not applicable)

Item 8.  Portfolio Managers of Closed-End Management Investment
Companies.  Not Applicable to open-end investment companies.

Item 9. Purchase of equity securities by closed-end management investment companies. (Not applicable)

Item 10.  Submission of Matters to a vote of security holders.  (None)

Item 11.  Controls and Procedures

a)	    The Fund?s president has concluded that the Fund?s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission?s rules and forms, based upon such officers? evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

b)	    There were no significant changes or corrective actions with regard to deficiencies or material weaknesses in the Fund?s internal controls or in other factors that could significantly affect the Fund?s internal controls subsequent to the date of their evaluation.

Item 12.  Exhibits.

a)	(1)Code of Ethics-Filed with Form N-CSR and is hereby incorporated by reference
(2)Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002- Attached

b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002- Attached








Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Small Cap Value Fund
By /s/ Laura S. Adams
--------------------------------------
Laura S. Adams
President
Principal Executive Officer and Principal Financial Officer

Date  2/22/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and dates indicated.

Small Cap Value Fund
By /s/ Laura S. Adams
--------------------------------------
Laura S. Adams
President
Principal Executive Officer and Principal Financial Officer

Date  2/22/07